Columbia Variable Portfolio – Emerging Markets Bond Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
China 0.1%
Country Garden Holdings Co., Ltd.(a),(b)
07/12/2026	0.000%	4,800,000	324,000
Colombia 1.0%
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	535,000	533,256
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,800,000	1,708,701
03/25/2029	6.250%	1,080,000	1,051,512
03/25/2029	6.250%	810,000	788,634
Total			4,082,103
India 0.6%
Adani Electricity Mumbai Ltd.(a)
02/12/2030	3.949%	2,800,000	2,376,302
Isle of Man 0.1%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	735,000	640,414
Jersey 1.3%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	2,600,000	2,117,551
09/30/2040	2.940%	3,919,104	3,148,317
Total			5,265,868
Jordan 1.1%
Jordan Government International Bond(a)
01/13/2029	7.500%	4,411,000	4,400,871
Macau 0.6%
Sands China Ltd.(c)
06/18/2030	4.625%	3,000,000	2,749,701
Netherlands 0.5%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	2,800,000	2,166,125
Peru 0.1%
Hunt Oil Co of Peru LLC Sucursal Del Peru(a)
09/18/2033	8.550%	267,000	285,636
Russian Federation 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	2,128,000	1,416,773
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Arabia 0.4%
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	1,500,000	1,525,719
South Korea 0.8%
LG Chem Ltd.(a)
07/07/2026	1.375%	1,536,000	1,403,263
SK Hynix Inc(a)
01/17/2026	6.250%	2,000,000	2,021,796
Total			3,425,059
United States 0.5%
Sasol Financing USA LLC
03/18/2031	5.500%	2,500,000	2,106,369
Virgin Islands 0.5%
Studio City Finance Ltd.(a)
01/15/2029	5.000%	2,300,000	2,023,698
Total Corporate Bonds & Notes (Cost $35,442,819)			32,788,638

Foreign Government Obligations(d),(e) 79.6%

Angola 1.9%
Angolan Government International Bond(a)
11/26/2029	8.000%	5,200,000	4,853,223
05/08/2048	9.375%	3,308,000	2,850,499
Total			7,703,722
Argentina 2.5%
Argentine Republic Government International Bond(c)
07/09/2035	1.500%	23,500,000	9,754,073
07/09/2046	1.750%	720,000	324,236
Total			10,078,309
Azerbaijan 0.2%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	1,049,000	891,273
Bahrain 1.6%
Bahrain Government International Bond(a)
05/18/2034	5.625%	3,480,000	3,136,313
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	3,867,000	3,530,238
Total			6,666,551

Columbia Variable Portfolio – Emerging Markets Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2024 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 1.2%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	120,000	118,026
Brazilian Government International Bond
06/12/2030	3.875%	3,002,000	2,709,360
01/07/2041	5.625%	446,000	403,823
01/27/2045	5.000%	1,900,000	1,520,213
Total			4,751,422
Chile 2.5%
Chile Government International Bond
01/25/2050	3.500%	1,750,000	1,278,454
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%	6,198,000	6,195,385
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	1,991,000	2,052,621
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%	881,000	890,860
Total			10,417,320
Colombia 4.9%
Colombia Government International Bond
01/28/2026	4.500%	2,000,000	1,953,399
01/30/2030	3.000%	9,800,000	8,112,509
04/15/2031	3.125%	6,640,000	5,306,224
04/22/2032	3.250%	2,800,000	2,184,111
11/14/2035	8.000%	611,000	642,459
Ecopetrol SA
01/19/2036	8.375%	1,990,000	2,008,029
Total			20,206,731
Costa Rica 0.2%
Costa Rica Government International Bond(a)
11/13/2054	7.300%	754,000	800,730
Dominican Republic 2.4%
Dominican Republic International Bond(a)
01/25/2027	5.950%	4,035,000	4,022,736
01/30/2030	4.500%	3,659,000	3,331,018
01/27/2045	6.850%	271,000	268,311
06/05/2049	6.400%	2,500,000	2,349,815
Total			9,971,880
Ecuador 1.2%
Ecuador Government International Bond(a),(c)
07/31/2030	6.000%	4,400,000	2,986,340
07/31/2035	3.500%	1,708,842	899,637
07/31/2040	2.500%	2,342,250	1,139,887
Total			5,025,864
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Egypt 2.7%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	2,208,000	1,975,031
05/29/2032	7.625%		4,000,000	3,405,220
09/30/2033	7.300%		5,000,000	4,094,125
02/21/2048	7.903%		2,100,000	1,591,427
Total				11,065,803
Guatemala 0.3%
Guatemala Government Bond(a)
10/07/2033	3.700%		909,000	751,113
06/01/2050	6.125%		489,000	453,913
Total				1,205,026
Hungary 1.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		2,780,000	2,205,776
09/21/2051	3.125%		3,163,000	1,997,540
Total				4,203,316
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,700,000	2,424,403
Indonesia 5.7%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		6,200,000	5,856,495
Indonesia Government International Bond
09/18/2029	3.400%		1,900,000	1,758,866
10/30/2049	3.700%		6,200,000	4,824,862
03/31/2052	4.300%		751,000	642,603
Indonesia Government International Bond(a)
01/15/2045	5.125%		3,000,000	2,971,541
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	67,700,000,000	4,218,327
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,455,000	1,405,122
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		2,100,000	1,777,914
Total				23,455,730
Ivory Coast 1.4%
Ivory Coast Government International Bond(a)
07/23/2024	5.375%		300,000	296,982
10/17/2031	5.875%	EUR	3,900,000	3,882,257
01/30/2037	8.250%		1,590,000	1,594,836
Total				5,774,075
Columbia Variable Portfolio – Emerging Markets Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2024 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 2.4%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		2,500,000	2,436,712
04/24/2030	5.375%		3,600,000	3,532,910
04/19/2047	5.750%		4,600,000	3,989,581
Total				9,959,203
Malaysia 0.5%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		2,055,000	1,889,503
Mexico 8.4%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		6,000,000	4,881,216
Mexican Bonos
05/31/2029	8.500%	MXN	15,000,000	874,982
Mexico Government International Bond
04/16/2030	3.250%		6,950,000	6,189,702
01/15/2047	4.350%		2,300,000	1,795,192
02/10/2048	4.600%		2,800,000	2,247,354
05/07/2054	6.400%		3,250,000	3,244,053
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	600,000	35,324
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	249,143
01/28/2031	5.950%		6,908,000	5,540,343
02/16/2032	6.700%		5,600,000	4,659,251
02/07/2033	10.000%		1,281,000	1,273,777
01/23/2045	6.375%		5,244,000	3,382,969
Total				34,373,306
Mongolia 0.4%
Mongolia Government International Bond(a)
01/19/2028	8.650%		488,000	513,995
07/07/2031	4.450%		1,500,000	1,271,169
Total				1,785,164
Morocco 0.5%
OCP SA(a)
06/23/2051	5.125%		2,900,000	2,189,890
Nigeria 1.2%
Nigeria Government International Bond(a)
09/28/2028	6.125%		1,600,000	1,448,456
09/28/2033	7.375%		2,300,000	1,966,497
11/28/2047	7.625%		1,900,000	1,475,794
Total				4,890,747
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oman 1.3%
Oman Government International Bond(a)
01/25/2031	6.250%	1,846,000	1,909,842
01/17/2048	6.750%	3,200,000	3,273,322
Total			5,183,164
Pakistan 0.7%
Pakistan Government International Bond(a)
09/30/2025	8.250%	529,000	497,316
12/05/2027	6.875%	1,400,000	1,195,544
04/08/2031	7.375%	1,395,000	1,097,105
Total			2,789,965
Panama 2.8%
Panama Government International Bond
03/16/2025	3.750%	950,000	924,303
03/01/2031	7.500%	1,494,000	1,546,098
09/29/2032	2.252%	2,800,000	2,007,725
01/19/2033	3.298%	2,978,000	2,305,292
02/14/2035	6.400%	1,428,000	1,355,330
01/31/2036	6.875%	1,927,000	1,877,556
01/19/2063	4.500%	2,435,000	1,553,832
Total			11,570,136
Paraguay 1.8%
Paraguay Government International Bond(a)
06/28/2033	3.849%	2,000,000	1,745,867
08/11/2044	6.100%	5,068,000	4,918,213
03/30/2050	5.400%	675,000	593,317
Total			7,257,397
Peru 1.9%
Peruvian Government International Bond
01/15/2034	3.000%	3,634,000	2,973,807
11/18/2050	5.625%	4,717,000	4,704,568
Total			7,678,375
Philippines 1.0%
Philippine Government International Bond
07/06/2046	3.200%	5,900,000	4,231,287
Poland 0.8%
Republic of Poland Government International Bond
09/18/2034	5.125%	3,384,000	3,376,459
Qatar 4.6%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,367,000	1,174,046

Columbia Variable Portfolio – Emerging Markets Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2024 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qatar Government International Bond(a)
04/23/2028	4.500%		200,000	199,900
03/14/2029	4.000%		7,350,000	7,185,115
04/23/2048	5.103%		2,000,000	1,944,799
03/14/2049	4.817%		3,490,000	3,273,657
04/16/2050	4.400%		2,357,000	2,083,815
Qatar Petroleum(a)
07/12/2031	2.250%		3,738,000	3,127,527
Total				18,988,859
Romania 1.3%
Romanian Government International Bond(a)
02/27/2027	3.000%		3,116,000	2,906,293
02/14/2051	4.000%		3,500,000	2,474,834
Total				5,381,127
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a),(f)
02/25/2030	3.250%		2,254,000	1,274,467
Saudi Arabia 5.7%
Gaci First Investment Co.(a)
02/14/2035	4.875%		4,300,000	4,100,525
02/14/2053	5.125%		6,600,000	5,721,689
KSA Sukuk Ltd.(a)
10/29/2029	2.969%		1,000,000	907,301
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		2,280,000	1,921,321
Saudi Government International Bond(a)
07/18/2033	4.875%		1,830,000	1,819,112
01/21/2055	3.750%		6,700,000	4,840,579
01/21/2055	3.750%		1,700,000	1,228,207
02/02/2061	3.450%		4,500,000	3,002,294
Total				23,541,028
Serbia 0.3%
Serbia International Bond(a)
12/01/2030	2.125%		1,582,000	1,252,176
South Africa 2.3%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%		3,100,000	3,081,026
Republic of South Africa Government Bond
02/28/2048	8.750%	ZAR	125,000,000	4,578,319
Republic of South Africa Government International Bond
09/30/2049	5.750%		1,034,000	750,031
04/20/2052	7.300%		1,400,000	1,213,694
Total				9,623,070
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sri Lanka 0.6%
Sri Lanka Government International Bond(a),(b)
11/03/2025	0.000%	750,000	449,791
03/14/2029	0.000%	1,500,000	879,787
03/28/2030	0.000%	1,900,000	1,113,857
Total			2,443,435
Turkey 4.5%
Turkey Government International Bond
04/14/2026	4.250%	3,300,000	3,180,625
02/17/2028	5.125%	8,000,000	7,585,391
03/14/2029	9.375%	1,600,000	1,740,337
04/26/2029	7.625%	3,800,000	3,876,982
05/11/2047	5.750%	500,000	380,084
Turkiye Government International Bond
03/13/2030	5.250%	1,900,000	1,717,534
Total			18,480,953
Ukraine 1.1%
Ukraine Government International Bond(a),(b)
09/01/2028	7.750%	9,400,000	3,095,236
05/21/2031	6.876%	5,109,000	1,490,691
Total			4,585,927
United Arab Emirates 4.2%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	1,600,000	1,435,747
09/30/2049	3.125%	3,000,000	2,107,144
04/16/2050	3.875%	490,000	391,709
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	2,500,000	2,105,263
DP World Crescent Ltd.(a)
09/26/2028	4.848%	2,000,000	1,970,025
DP World Ltd.(a)
09/25/2048	5.625%	600,000	574,144
DP World PLC(a)
07/02/2037	6.850%	5,900,000	6,438,587
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,808,000	1,874,287
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	279,000	264,256
Total			17,161,162
Venezuela 0.4%
Petroleos de Venezuela SA(a),(b)
05/16/2024	0.000%	12,559,928	1,185,501
Venezuela Government International Bond(a),(b)
10/13/2024	0.000%	4,300,000	610,929
Total			1,796,430
Columbia Variable Portfolio – Emerging Markets Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2024 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zambia 0.3%
Zambia Government International Bond(a),(b)
04/14/2024	8.500%	1,750,000	1,290,390
Total Foreign Government Obligations (Cost $372,342,929)			327,635,775

Money Market Funds 10.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(g),(h)	41,906,066	41,897,685
Total Money Market Funds (Cost $41,894,528)		41,897,685
Total Investments in Securities (Cost $449,680,276)		402,322,098
Other Assets & Liabilities, Net		9,426,683
Net Assets		$411,748,781
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,571,351 EUR	9,334,339 USD	Citi	04/26/2024	78,222	—
20,742,607 MXN	1,231,754 USD	Wells Fargo	04/26/2024	—	(11,328)
Total				78,222	(11,328)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $225,950,361, which represents 54.88% of total net assets.

(b)	Represents a security in default.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(g)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	44,401,516	32,621,957	(35,123,961)	(1,827)	41,897,685	2,035	616,919	41,906,066

Columbia Variable Portfolio – Emerging Markets Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2024 (Unaudited)
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Emerging Markets Bond Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7006_12_C01_(05/24)